Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Capitalized Costs Related to Crude Oil and Natural Gas Exploration and Production Activities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Capitalized Costs Related to Crude Oil and Natural Gas Exploration and Production Activities [Abstract]
Proved	$ 100,285,138	$ 94,189,372
Less: accumulated depreciation, depletion, and amortization	(2,759,226)	(352,127)
Net oil and natural gas properties capitalized costs	$ 97,525,912	$ 93,837,245